Parties-in-Interest to the Plan (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment funds	$ 51,896,179	$ 51,371,048